4. Significant Accounting Policies (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
STATEMENTS OF FINANCIAL POSITION
Assets	R$ 35,930,100	R$ 33,162,377
Current assets	6,677,846	5,701,834
Trade accounts receivable (a) (b)		2,733,240
Other current receivables (a)		409,351
Accounts receivable - concessions	53,177	149,744
Contract assets (c)	85,019	0
Noncurrent assets	29,252,254	27,460,543
Trade accounts receivable (a)		261,082
Accounts receivable related to the concession (c)	2,497,514	4,429,237
Contract assets (c)	3,433,230	0
Deferred income tax and social contribution	1,007,061	915,492	R$ 814,355
Investments (d)	2,368,234	2,570,643	2,344,512
Intangible assets in progress (c)		9,829,450
Liabilities		33,162,377
Equity	16,336,214	15,510,503	R$ 14,978,142	R$ 14,480,492
Attributable to controlling shareholder's	R$ 16,032,925	15,207,842
Equity valuation adjustments (e)		895,601
Accumulated profit		0
IFRS15
STATEMENTS OF FINANCIAL POSITION
Assets		(150,428)
Current assets		(2,960)
Trade accounts receivable (a) (b)		(2,960)
Other current receivables (a)		0
Accounts receivable - concessions		(66,366)
Contract assets (c)		66,366
Noncurrent assets		(147,468)
Trade accounts receivable (a)		0
Accounts receivable related to the concession (c)		(2,066,325)
Contract assets (c)		2,774,142
Deferred income tax and social contribution		1,280
Investments (d)		(148,748)
Intangible assets in progress (c)		(707,817)
Liabilities		(150,428)
Equity		(150,428)
Attributable to controlling shareholder's		(150,428)
Equity valuation adjustments (e)		0
Accumulated profit		(150,428)
IFRS 9
STATEMENTS OF FINANCIAL POSITION
Assets		(14,496)
Current assets		(18,608)
Trade accounts receivable (a) (b)		(18,507)
Other current receivables (a)		(101)
Accounts receivable - concessions		0
Contract assets (c)		0
Noncurrent assets		4,112
Trade accounts receivable (a)		(3,356)
Accounts receivable related to the concession (c)		0
Contract assets (c)		0
Deferred income tax and social contribution		7,468
Investments (d)		0
Intangible assets in progress (c)		0
Liabilities		(14,496)
Equity		(14,496)
Attributable to controlling shareholder's		(14,496)
Equity valuation adjustments (e)		(4,391)
Accumulated profit		(10,105)
In Accordance With IFRS
STATEMENTS OF FINANCIAL POSITION
Assets		32,997,453
Current assets		5,680,266
Trade accounts receivable (a) (b)		2,711,773
Other current receivables (a)		409,250
Accounts receivable - concessions		83,378
Contract assets (c)		66,366
Noncurrent assets		27,317,187
Trade accounts receivable (a)		257,726
Accounts receivable related to the concession (c)		2,362,912
Contract assets (c)		2,774,142
Deferred income tax and social contribution		924,240
Investments (d)		2,421,895
Intangible assets in progress (c)		9,121,633
Liabilities		32,997,453
Equity		15,345,579
Attributable to controlling shareholder's		15,042,918
Equity valuation adjustments (e)		891,210
Accumulated profit		R$ (160,533)